CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT
Cash and cash equivalents	$ 4,875	$ 24,280	$ 88,195
Notes receivable	181,200	207,200	0
Inventory	4,200	0	0
Prepaid expenses	33,323	28,699	224,000
Total current assets	223,599	260,179	312,195
Fixed assets
Land	202,293	202,293	202,293
Buildings	1,328,161	1,328,161	1,328,161
Machinery and equipment	934,595	929,245	929,214
Autos and trucks	14,063	14,063	14,063
Furniture and fixtures	22,060	22,060	22,060
Accumulated depreciation	(1,327,758)	(1,292,313)	(1,221,419)
Fixed assets, net	1,173,414	1,203,509	1,274,372
Other assets
Intercompany	0	0	0
Construction-in-process	247,477	171,050	0
Deposits	10,500	10,500	10,500
Total other assets	257,977	181,550	10,500
Total assets	1,654,990	1,645,238	1,597,067
CURRENT
Accounts Payable	581,229	528,538	505,033
Accrued interest - related parties	286,331	240,377	178,922
Other accrued expenses	555,571	497,321	317,499
Short-term Promissory Note and Lines of credit	793,732	143,523	145,964
Current maturities bank loan	7,687	7,497	7,310
Current maturities of convertible debentures, less debt discount of$ 691,558	577,254	516,597	0
Convertible debentures, related party	87,600	87,600	0
Notes payable - related parties	1,271,162	1,271,162	1,296,162
Derivative liability	2,110,500	3,455,000	218,000
Warrant liability	174,000	277,000	28,000
Total current liabilities	6,445,066	7,024,615	2,696,890
Bank loan, less current maturities	224,978	228,916	235,690
Line of credit	0	651,453	651,498
Convertible debentures, less current maturities	0	0	50,000
Total liabilities	6,670,044	7,904,984	3,634,078
Commitments and contingencies (Note 10)
STOCKHOLDERS DEFICIT
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized 5,000,000 and 0 shares issued and outstanding at September 30, 2018 and March 31, 2018, respectively	500	0	0
Common stock, $0.0001 par value, 300,000,000 shares authorized 135,763,799 and 97,656,095 shares issued and outstanding at June 30, 2018 and March 31, 2018, respectively	10,094	9,766	9,242
Additional Paid In Capital	30,345,848	27,743,352	26,681,521
Accumulated deficit	(35,371,496)	(34,012,864)	(28,727,774)
Total stockholders' deficit	(5,015,054)	(6,259,746)	(2,037,011)
Total liabilities and stockholders' deficiency	$ 1,654,990	$ 1,645,238	$ 1,597,067